Fixed assets - Information on telecommunications licenses - Residual useful life (Details)	12 Months Ended
Dec. 31, 2021
FRANCE | LTE licences [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	9 years 9 months 18 days
FRANCE | LTE licences [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	14 years 10 months 24 days
FRANCE | UMTS licences [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	8 years 4 months 24 days
FRANCE | UMTS licences [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	9 years 8 months 12 days
FRANCE | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	9 years 3 months 18 days
FRANCE | 5G license
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	13 years 10 months 24 days
SPAIN | LTE licences [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	9 years
SPAIN | LTE licences [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	9 years 3 months 18 days
SPAIN | GSM licences [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	10 years
SPAIN | 5G license | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	9 years
SPAIN | 5G license | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	19 years 8 months 12 days
POLAND | LTE licences [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	6 years
POLAND | LTE licences [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	9 years 1 month 6 days
POLAND | UMTS licences [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	1 year
POLAND | GSM licences [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	5 years 7 months 6 days
POLAND | GSM licences [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	7 years 6 months
EGYPT | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	10 years
EGYPT | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	10 years
EGYPT | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	10 years
MOROCCO | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	13 years 1 month 6 days
MOROCCO | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	9 years 3 months 18 days
MOROCCO | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	10 years
ROMANIA | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	7 years 3 months 18 days
ROMANIA | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	9 years
ROMANIA | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	7 years 3 months 18 days
JORDAN | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	8 years 4 months 24 days
JORDAN | UMTS licences [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	3 years 2 months 12 days
JORDAN | UMTS licences [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	11 years 3 months 18 days
JORDAN | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	7 years
BELGIUM | LTE licences [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	5 years 4 months 24 days
BELGIUM | LTE licences [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	11 years 10 months 24 days
BELGIUM | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	3 months 18 days
BELGIUM | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	2 months 12 days
SLOVAKIA | LTE licences [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	3 years 8 months 12 days
SLOVAKIA | LTE licences [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	7 years
SLOVAKIA | UMTS licences [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	4 years 8 months 12 days
SLOVAKIA | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	4 years
SLOVAKIA | 5G license | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	3 years 8 months 12 days
SLOVAKIA | 5G license | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	19 years